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  Supplement, dated December 29, 2004, to the Prospectuses, dated May 3, 2004, of
                     Seligman Portfolios, Inc. (the "Fund")
                            on behalf of each of its
                       Seligman Common Stock Portfolio and
                 Seligman Frontier Portfolio (the "Portfolios")

This supplement supersedes and replaces the prospectus supplement dated August 27, 2004 with respect to the above Portfolios.

Effective January 1, 2005, the following information supersedes and replaces the information set forth in the paragraph on page 10 of the Fund's Prospectus under the caption "Common Stock Portfolio-Portfolio Management" and the paragraph on page 16 of the Fund's Prospectus under the caption "Frontier Portfolio-Portfolio Management" (page 4 in the case of the Frontier Portfolio's Prospectus relating to the Portfolio's Class 1 shares under the caption "Portfolio Management"):

Common Stock Portfolio - Page 10

The Portfolio is managed by Seligman's Core Investment Team, headed by Mr. John
B. Cunningham. Mr. Cunningham is Portfolio Manager of the Portfolio and Co-Portfolio Manager of Seligman Income and Growth Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc. and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc., as well as Portfolio Manager of Tri-Continental Corporation, a closed-end investment company. He is also a Managing Director and Chief Investment Officer of Seligman. Prior to joining Seligman, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was a Director, Portfolio Manager of SBAM.

Mr. Michael F. McGarry, a Managing Director of Seligman, is Co-Portfolio Manager of the Portfolio. He is also Co-Portfolio Manager of Tri-Continental Corporation, a closed-end investment company and Co-Portfolio Manager of Seligman Common Stock Fund, Inc. Mr. McGarry joined Seligman in August 1990 as an Institutional Portfolio Administrator. Mr. McGarry has been a member of the team managing the Portfolio since October 2001.

Frontier Portfolio - Page 16

The Portfolio is managed by the Seligman Small Company Growth Team, headed by Mr. Frederick J. Ruvkun, a Managing Director of Seligman. Mr. Ruvkun, who joined Seligman in January 1997, is Vice President of the Fund and Portfolio Manager of the Portfolio. He is also Vice President and Portfolio Manager of Seligman Frontier Fund, Inc. Prior to joining Seligman, Mr. Ruvkun was a portfolio manager for Bessemer Trust since 1993.

Mr. Michael J. Alpert, a Senior Vice President of Seligman, is Co-Portfolio Manager of the Portfolio. He is also Co-Portfolio Manager of Seligman Frontier Fund, Inc. Mr. Alpert joined Seligman in August 1999 as a member of the Small Company Growth Team.

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Effective September 13, 2004, the following information supersedes and replaces the information set forth in the first two paragraphs on page 36 of the Fund's Prospectus under the caption "Seligman Income and Growth Portfolio - Portfolio Management":

Seligman Income and Growth Portfolio - Page 36

The Portfolio is co-managed by Seligman's Core Investment Team, headed by Mr. John B. Cunningham and the investment grade team of Seligman's Fixed Income Team, headed by Mr. Christopher J. Mahony.

Mr. Cunningham is Co-Portfolio Manager of the Portfolio, as well as Portfolio Manager of Seligman Common Stock Portfolio. He is also Portfolio Manager of Seligman Common Stock Fund, Inc., Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. and Portfolio Manager of Tri-Continental Corporation, a closed-end investment company. He is also a Managing Director and Chief Investment Officer of Seligman. Prior to joining Seligman, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management ("SBAM") and Group Head of SBAM's Equity Team. Prior to 2001, he was a Director, Portfolio Manager of SBAM.